ORGANIZATION AND OPERATION (Tables)	12 Months Ended
Dec. 31, 2014
Organization And Operation [Abstract]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
The effects of these prior period errors in the consolidated financial statements are as follows:

	December 31, 2013
	As Restated	As previously Reported	Adjustment
Consolidated Balance Sheet
Buildings and improvements	$9,685,361	$10,064,626	$(379,265)
Accumulated depreciation	$(73,950)	$(76,200)	$2,250
Investment in real estate, net	$12,125,420	$12,502,435	$(377,015)
Lease origination costs	$75,038	$—	$75,038
Total Assets	$14,531,149	$14,833,126	$(301,977)
Accumulated deficit	$(2,014,056)	$(1,712,079)	$(301,977)
Total Stockholders’ Equity	$14,026,985	$14,328,962	$(301,977)
Total Liabilities and Stockholders’ Equity	$14,531,149	$14,833,126	$(301,977)
Consolidated Statement of Operations
Real estate acquisition costs	$279,965	$—	$279,965
Depreciation and amortization	$96,812	$74,800	$22,012
Total operating expenses	$1,714,940	$1,412,963	$301,977
Net loss	$(1,372,697)	$(1,070,720)	$(301,977)
Net loss per share	$(1.03)	$(0.80)	$(0.23)
Consolidated Statement of Cash Flows
Net loss	$(1,372,697)	$(1,070,720)	$(301,977)
Depreciation and amortization	$96,812	$74,800	$22,012
Net cash used in operating activities	$(767,899)	$(336,806)	$(431,093)
Acquisitions of investments in real estate	$(11,855,960)	$(12,235,225)	$379,265
Lease origination costs	$(99,300)	$—	$(99,300)
Net cash used in investing activities	$(11,955,260)	$(12,386,353)	$431,093